SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Jan. 02, 2021
Supplemental Financial Information
SUPPLEMENTAL FINANCIAL INFORMATION
NOTE 16. SUPPLEMENTAL FINANCIAL INFORMATION
Inventories
Net inventories at
year-end
were as follows:

(In millions)	2020	2019
Raw materials	$268.6	$231.6
Work-in-progress	210.3	201.0
Finished goods	238.3	230.4

Inventories, net	$717.2	$663.0
Property, Plant and Equipment
Major classes of property, plant and equipment, stated at cost, at year-end
were as follows:

(In millions)	2020	2019
Land	$26.1	$25.1
Buildings and improvements	746.4	687.4
Machinery and equipment	2,538.6	2,316.9
Construction-in-progress	165.2	142.2

Property, plant and equipment	3,476.3	3,171.6
Accumulated depreciation	(2,132.6)	(1,960.9)

Property, plant and equipment, net	$1,343.7	$1,210.7
Software
Capitalized software costs at
year-end
were as follows:

(In millions)	2020	2019
Cost	$506.5	$487.2
Accumulated amortization	(370.1)	(334.4)

Software, net	$136.4	$152.8
Software amortization expense was $29.0 million in 2020, $20.8 million in 2019, and $20.2 million in 2018.
Allowance for Credit Losses
Given the short-term nature of trade receivables, our allowance for credit losses is based on the financial condition of customers, the aging of receivable balances, our historical collections experience, and current and expected future macroeconomic and market conditions, including as a result of
COVID-19.
Balances are written off in the period in which they are determined to be uncollectible.
The activity related to our allowance for credit losses in 2020 was as follows:

(In millions)
Balance at beginning of year	$27.1
Provision for credit losses (1)	20.3
Amounts written off	(5.7)
Other, including foreign currency translation	2.9
Balance at end of year	$44.6
(1)	Primarily reflects estimated impacts on customers from COVID-19.
Provisions for credit losses were $10.6 million and $5.1 million in 2019 and 2018, respectively.
Equity Method Investment
As of January 2, 2021, we held a 22.9% interest in PragmatIC Printing Limited (“PragmatIC”), a company that develops flexible electronics technology. The carrying value of this investment was $5.3 million and $8.8 million as of January 2, 2021 and December 28, 2019, respectively, and was included in “Other assets” in the Consolidated Balance Sheets. In 2019, we made an additional investment in PragmatIC of approximately $4 million.
Research and Development
Research and development expense, which is included in “Marketing, general and administrative expense” in the Consolidated Statements of Income, was as follows:

(In millions)	2020	2019	2018
Research and development expense	$112.8	$92.6	$98.2
Supplemental Cash Flow Information
Cash paid for interest and income taxes was as follows:

(In millions)	2020	2019	2018
Interest	$69.6	$74.3	$54.9
Income taxes, net of refunds	203.4	155.0	153.5
Foreign Currency Effects
Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency), including hedging impacts, decreased net income by $7.2 million, $9.7 million, and $13.4 million in 2020, 2019, and 2018, respectively.
Deferred Revenue
Deferred revenue primarily relates to constrained variable consideration on supply agreements for sales of products, as well as to payments received in advance of performance under a contract. Deferred revenue is recognized as revenue as or when we perform under a contract.
The following table shows the amounts and balance sheet locations of deferred revenue as of January 2, 2021 and December 28, 2019:

(In millions)	January 2, 2021	December 28, 2019
Other current liabilities	$18.9	$12.6
Long-term retirement benefits and other liabilities	1.4	.3

Total deferred revenue	$20.3	$12.9
Revenue recognized from amounts included in deferred revenue as of December 28, 2019 was $12.0 million in 2020. Revenue recognized from amounts included in deferred revenue as of December 29, 2018 was $10.8 million in 2019. Revenue recognized from amounts included in deferred revenue as of December 30, 2017 was $12.2 million in 2018. This revenue was included in “Net sales” in the Consolidated Statements of Income.